Major commitments and contingencies (Details) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Operating leased assets [Line Items]
Description of operating lease agreements	The Company has operating and capital leases, mainly for locomotives, freight cars and intermodal equipment. Of the capital leases, many provide the option to purchase the leased items at fixed values during or at the end of the lease term.
Annual rent expense for all operating leases	CAD 197	CAD 204	CAD 201
Operating Leases, Future Minimum Payments Due [Abstract]
2017	140
2018	126
2019	96
2020	66
2021	48
2022 and thereafter	153
Total Operating Leases, Future Minimum Payments Due	629
Capital Leases, Future Minimum Payments Due [Abstract]
2017	224
2018	24
2019	17
2020	22
2021	12
2022 and thereafter	140
Total Capital Leases, Future Minimum Payments Due	439
Less: Imputed interest on capital leases at rates ranging from approximately 0.7% to 6.8%	95	CAD 118
Present value of minimum lease payments included in debt	CAD 344